16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements
Balance Sheets

December 31, 2014 and 2013
(Dollars in thousands)

Assets	2014	2013

Cash	$745	12,879
Interest-bearing time deposit	1,000	-
Investment in subsidiaries	116,076	102,113
Investment securities available for sale	1,235	1,721
Other assets	245	273

Total assets	$119,301	116,986

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	17	12,648
Shareholders' equity	98,665	83,719

Total liabilities and shareholders' equity	$119,301	116,986

Statements of Earnings

For the Years Ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

Revenues:	2014	2013	2012

Interest and dividend income	$2,718	13,576	113

Total revenues	2,718	13,576	113

Expenses:

Interest	389	398	438
Other operating expenses	527	159	476

Total expenses	916	557	914

Income/(Loss) before income tax benefit and equity in
undistributed earnings of subsidiaries	1,802	13,019	(801)

Income tax benefit	239	84	166

Income/(Loss) before equity in undistributed
earnings of subsidiaries	2,041	13,103	(635)

Equity in undistributed earnings (loss) of subsidiaries	7,347	(6,412)	6,428

Net earnings	$9,388	6,691	5,793

Statements of Cash Flows

For the Years Ended December 31, 2014, 2013 and 2012
(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:

Net earnings	$9,388	6,691	5,793
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(7,347)	6,412	(6,428)
Impairment of investment securities	-	-	-
Change in:
Other assets	28	(73)	-
Accrued income	(5)	-	11
Accrued expense	1	27	41
Other liabilities	(108)	108	-

Net cash provided (used) by operating activities	1,957	13,165	(583)

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	500	1	-
Net change in interest-bearing time deposit	(1,000)	800	14,200

Net cash provided by investing activities	(500)	801	14,200

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	-	(734)	(1,023)
Cash dividends paid on common stock	(1,022)	(677)	(1,003)
Preferred stock and warrant repurchase	(12,524)	-	(12,122)
Stock repurchase	(82)	-	-
Proceeds from exercise of stock options	37	-	539

Net cash used by financing activities	(13,591)	(1,411)	(13,609)

Net change in cash	(12,134)	12,555	8

Cash at beginning of year	12,879	324	316

Cash at end of year	$745	12,879	324

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$8	77	(46)
Accrued redemption of Series A Preferred Stock	-	12,632	-